Warrants and Options (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jul. 12, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrant [Member] Original [Member]	Dec. 31, 2011 Warrant [Member] Original [Member]	Jun. 30, 2012 Warrant [Member] Repriced [Member]	Dec. 31, 2011 Warrant [Member] Repriced [Member]	Jun. 30, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2011 Restricted Stock [Member]
Warrants and options (Textual)
Number of Options/Warrants, Granted						8,284,997						250,000	1,250,000		1,250,000
Exercise Price				$ 0.20		$ 0.61		$ 0.10	$ 0.61	$ 0.10	$ 0.10	$ 0.14	$ 0.61
Warrant issued for purchase of restricted common stock	1,250,000		8,284,999
Warrant issued to private placement investors			8,134,999	200,000
Number of warrants exchanged		7,529,999
Shares issued in exchange for warrants, shares		1,506,004
Options outstanding, Weighted average remaining contractual life		9 years 25 days	2 years
Options, Intrinsic value		$ 81,250
Unvested cost of options		$ 420,850	$ 567,500	$ 567,500
Decrease in exercise price			$ 0.20